Offerings - Offering: 1	Nov. 10, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Shares
Amount Registered | shares	15,260,671
Proposed Maximum Offering Price per Unit	1.08
Maximum Aggregate Offering Price	$ 16,481,524.68
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,276.10
Offering Note	In accordance with Rule 416(a) under the United States Securities Act of 1933, as amended (the "Securities Act"), Largo Inc. (the "Registran") is registering an indeterminate number of additional common shares of the Registrant that may be offered or issued to prevent dilution resulting from share splits, share dividends or similar transactions. All 15,260,671 common shares of the Registrant are to be offered for resale by the selling shareholders named in the prospectus contained in this Registration Statement on Form F-3. The amount registered consists of 14,262,309 common shares of the Registrant underlying Warrants (as defined in the Registration Statement) and 998,362 common shares of the Registrant underlying Placement Agent Warrants (as defined in the Registration Statement). Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) promulgated under the Securities Act, based upon the average of the high ($1.11) and low ($1.04) prices of the common shares of the Registrant as reported on the Nasdaq Capital Market on November 7, 2025, which is a date within five (5) business days prior to the filing date of this Registration Statement on Form F-3.